Morgan Stanley Mid Cap Growth Fund (Prospectus Summary): | Morgan Stanley Mid Cap Growth Fund
MID CAP GROWTH FUND
Morgan Stanley October 4, 2011 Supplement SUPPLEMENT DATED OCTOBER 4, 2011 TO THE PROSPECTUS OF MORGAN STANLEY MID CAP GROWTH FUND Dated January 31, 2011
The second sentence of the fourth paragraph under the section entitled "Fund Summary — Principal Investment Strategies" is deleted and replaced with the following:
The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments and other related instruments and techniques.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.